Operating loans and long-term debt	12 Months Ended
Dec. 31, 2021
Long-Term Debt [Abstract]
Operating loans and long-term debt	Operating loans and long-term debt
Accounting policies
Transaction costs related to debt financing or refinancing are deferred and amortized over the life of the associated debt. When our operating loan is undrawn, the related deferred financing costs are recorded in other assets.
Supporting information
Operating loans

On February 1, 2021, concurrent with the closing of the Norbord Acquisition, we completed various administrative amendments to our CAD$850 million committed revolving credit facility and our US$200 million term loan. The CAD$150 million committed revolving credit facility was also replaced with a US$450 million committed revolving credit facility due April 2024 on substantially the same terms.
On July 28, 2021, we completed an amendment to our revolving credit facilities. Our CAD$850 million and US$450 million revolving credit facilities were combined into a single US$1 billion committed revolving credit facility with a five-year term. There were no other significant changes to the terms or conditions of the credit facilities.
As at December 31, 2021, our credit facilities consisted of a $1 billion committed revolving credit facility which matures July 2026, a $25 million demand line of credit dedicated to our U.S. operations and a $6 million (CAD$8 million) demand line of credit dedicated to our jointly‑owned newsprint operation.

As at December 31, 2021, our revolving credit facilities were undrawn (December 31, 2020 - undrawn) and the associated deferred financing costs of $1 million (December 31, 2020 - $2 million) were recorded in other assets. Interest on the facilities is payable at floating rates based on Prime, Base Rate Advances, Bankers’ Acceptances, or London Inter-Bank Offered Rate (“LIBOR”) Advances at our option. At January 1, 2020, $288 million (net of deferred financing costs of $2 million) was drawn under our revolving credit facilities.

In addition, we have credit facilities totalling $137 million (December 31, 2020 - $101 million; January 1, 2020 - $69 million) dedicated to letters of credit. Letters of credit in the amount of $65 million (December 31, 2020 - $50 million; January 1, 2020 - $47 million) were supported by these facilities.
All debt is unsecured except the $6 million (CAD$8 million) jointly-owned newsprint operation demand line of credit, which is secured by that joint operation’s current assets.
As at December 31, 2021, we were in compliance with the requirements of our credit facilities.
Long-term debt

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Senior notes due October 2024; interest at 4.35%	$300	$300	$300
Term loan due August 2024; floating interest rate	200	200	200
Note payable due March 2021; interest at 2%	—	7	7
Notes payable	1	2	3
	501	509	510
Less: deferred financing costs	(2)	(2)	(3)
Less: current portion	—	(7)	(7)
	$499	$500	$500
As part of the Norbord Acquisition, we assumed Norbord’s $315 million senior notes due April 2023 (the “2023 Notes”), bearing interest at 6.25% and $350 million senior notes due July 2027 (the “2027 Notes”), bearing interest at 5.75%. The purchase price fair value adjustment resulted in an increase of $55 million for these notes. On March 2, 2021, we made a mandatory change of control offer for 2023 Notes and 2027 Notes, which expired on April 1, 2021. As a result of the change of control offer, $1 million of the 2023 Notes and $1 million of the 2027 Notes were redeemed and were repaid in the second quarter of 2021. On April 6, 2021, we elected to redeem the remaining 2027 Notes, which redemption occurred on May 6, 2021. On May 6, 2021, we elected to redeem the remaining 2023 Notes, which redemption occurred on June 7, 2021. After the completion of the redemptions of the 2023 Notes and the 2027 Notes, the principal value of long-term debt was reduced by $665 million from the date of the Norbord Acquisition. An additional make-whole premium of $60 million was paid on redemption resulting in a $5 million loss on settlement of the debt recorded within finance expense as the carrying value of $720 million was derecognized.
Required principal repayments are disclosed in note 22.
Interest rate swap contracts
At December 31, 2021, we had interest rate swap contracts to pay fixed interest rates (weighted average interest rate of 1.14%) and receive variable interest rates equal to 3-month LIBOR on $200 million notional principal amount of indebtedness. These interest rate swap agreements fix the interest rate on the $200 million term loan floating rate debt disclosed in the long-term debt table above. These agreements terminate in August 2024.
The interest rate swap contracts are accounted for as a derivative, with the related changes in the fair value included in Other. The fair value of the interest rate swap contracts at December 31, 2021 was a liability of $1 million (December 31,
2020 - liability of $6 million; January 1, 2020 - liability of $2 million). The 2021 impact of the change in fair value of these contracts was a $6 million gain (2020 - $4 million loss).